ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
Schedule of classification of warrants on weighted average assumptions

Risk-free interest rate	4.51%
Expected volatility	120.13%
Expected term	3	years
Expected dividend yield	—
Exercise price	$0.40
Market value of common stock	$0.31